Revenue and segmented information - Reconciliation to earnings (loss) before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue and segmented information
Segment earnings	$ 291.0	$ 222.6
Amortization of acquisition related intangible assets	79.4	32.4
Foreign exchange differences		2.8
Foreign exchange differences	(11.5)
Share-based compensation expense (note 22(f))	57.9	14.7
Other expense (note 8)	119.4	5.9
Earnings before interest and taxes	45.8	166.8
Finance income	(1.3)	(0.3)
Finance expense	82.5	37.6
Earnings (loss) before income taxes	$ (35.4)	$ 129.5